BWM QUALITY GROWTH ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.7%
Communication Services - 11.4%
Interactive Media & Services - 11.4%
Alphabet, Inc. - Class C	5,349	$1,794,108
Meta Platforms, Inc. - Class A	3,773	2,159,439
Total Communication Services		3,953,547

Consumer Discretionary - 9.0%
Automobile Manufacturers - 2.5%
Tesla, Inc. (a)	2,342	861,739

Broadline Retail - 6.5%
Amazon.com, Inc. (a)	8,690	2,257,401
Total Consumer Discretionary		3,119,140

Energy - 1.0%
Oil & Gas Exploration & Production - 1.0%
EQT Corp.	6,522	353,362

Financials - 11.0%
Diversified Financial Services - 2.3%
Apollo Global Management, Inc.	5,887	804,047

Financial Exchanges & Data - 2.1%
Intercontinental Exchange, Inc.	4,490	721,543

Transaction & Payment Processing Services - 6.6%
Mastercard, Inc. - Class A	1,920	1,131,475
Visa, Inc. - Class A	3,111	1,180,220
		2,311,695
Total Financials		3,837,285

Health Care - 3.5%
Health Care Equipment - 3.5%
Intuitive Surgical, Inc. (a)	3,255	1,226,679

Industrials - 11.8%
Aerospace & Defense - 4.4%
BWX Technologies, Inc.	4,079	621,191
TransDigm Group, Inc.	781	915,129
		1,536,320

BWM QUALITY GROWTH ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Construction & Engineering - 0.9%
Argan, Inc.	732	$311,093

Electrical Components & Equipment - 3.3%
Eaton Corp. PLC	2,893	1,162,639

Passenger Ground Transportation - 3.2%
Uber Technologies, Inc. (a)	14,630	1,106,759
Total Industrials		4,116,811

Information Technology - 38.0% (b)
Application Software - 2.6%
Palantir Technologies, Inc. - Class A (a)	4,890	911,398

Internet Services & Infrastructure - 3.3%
Snowflake, Inc. - Class A (a)	3,462	1,147,411

IT Consulting & Other Services - 1.7%
Accenture PLC - Class A	3,044	577,629

Semiconductor Materials & Equipment - 3.9%
ASML Holding NV	805	1,365,288

Semiconductors - 17.2%
Micron Technology, Inc.	2,493	2,390,114
NVIDIA Corp.	16,169	3,569,792
		5,959,906
Systems Software - 9.3%
Crowdstrike Holdings, Inc. - Class A (a)	6,500	1,501,500
ServiceNow, Inc. (a)	11,742	1,737,698
		3,239,198
Total Information Technology		13,200,830
TOTAL COMMON STOCKS (Cost $25,425,424)		29,807,654

EXCHANGE TRADED FUNDS - 13.9%
Fundstrat Granny Shots US Large Cap ETF	1,919	53,406
Invesco Food & Beverage ETF	549	26,186
Invesco S&P 500 Equal Weight ETF	16,318	3,580,006
iShares MSCI USA Quality Factor ETF	888	197,687
State Street SPDR S&P 500 ETF Trust	547	419,576
State Street SPDR S&P Pharmaceuticals ETF	458	32,344
Tweedy Browne Insider + Value ETF	3,152	50,180
Vanguard Mega Cap ETF	846	238,107

BWM QUALITY GROWTH ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
VictoryShares Free Cash Flow ETF	4,507	$250,544
TOTAL EXCHANGE TRADED FUNDS (Cost $3,975,726)		4,848,036

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.59% (c)	154,458	154,458
TOTAL MONEY MARKET FUNDS (Cost $154,458)		154,458

TOTAL INVESTMENTS - 100.0% (Cost $29,555,608)		$34,810,148
Liabilities in Excess of Other Assets - (0.0)% (d)		(16,326)
TOTAL NET ASSETS - 100.0%		$34,793,822

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BWM QUALITY GROWTH ETF

Summary of Fair Value Disclosures as of August 31, 2026 (Unaudited)

BWM Quality Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$29,807,654	$—	$—	$29,807,654
Exchange Traded Funds	4,848,036	—	—	4,848,036
Money Market Funds	154,458	—	—	154,458
Total Investments	$34,810,148	$—	$—	$34,810,148

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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